SCHEDULE OF RECONCILIATION EFFECTIVE AND STATUTORY TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at federal statutory rate	$ (1,705,257)	$ (1,130,444)	$ (1,936,758)
Income tax expense (benefit) at federal statutory rate	21.00%	20.43%	21.00%
Income tax expense (benefit) at federal statutory rate	$ (28,024)	$ (37,147)	$ (24,108)
Income tax expense (benefit) at federal statutory rate	0.35%	0.67%	0.20%
Income tax expense (benefit) at federal statutory rate	$ (123,543)	$ (520,517)	$ (205,230)
Income tax expense (benefit) at federal statutory rate	1.52%	9.41%	2.20%
Income tax expense (benefit) at federal statutory rate	$ 1,113,438	$ 1,640,303	$ 1,952,580
Income tax expense (benefit) at federal statutory rate	(13.71%)	(29.64%)	(21.20%)
Income tax expense (benefit) at federal statutory rate	$ 219,431	$ (436,505)	$ (227,266)
Income tax expense (benefit) at federal statutory rate	(2.70%)	7.89%	2.64%
Income tax expense (benefit) at federal statutory rate	$ 493,487	$ 511,792	$ 457,407
Income tax expense (benefit) at federal statutory rate	(6.08%)	(9.25%)	(4.90%)
Income tax expense (benefit) at federal statutory rate	$ 48,200	$ 64,181	$ 88,323
Income tax expense (benefit) at federal statutory rate	(0.59%)	(1.16%)	(0.90%)
Income tax expense (benefit) at federal statutory rate	$ 34,645	$ (24,177)
Income tax expense (benefit) at federal statutory rate	(0.43%)	0.44%
Income tax expense (benefit) at federal statutory rate	$ 52,377	$ 67,486	$ 104,948
Income tax expense (benefit) at federal statutory rate	(0.65%)	(1.22%)	(1.14%)